Investment Contract Liabilities - Summary of Contractual Obligations and Commitments Relating to Investment Contracts (Detail) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	$ 4,690
Less than 1 year [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	300
1 to 3 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	511
3 to 5 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	514
Over 5 years [Member]
Disclosure of Investment Contract Liabilities [line items]
Contractual obligations and commitments	$ 3,365